Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Vident International Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident International Equity Strategy ETFTM
Class Name	Vident International Equity Strategy ETFTM
Trading Symbol	VIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident International Equity Strategy ETFTM for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-international-equity-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident International Equity Strategy ETFTM	$72	0.61%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident International Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). The Index seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.
The period in question was characterized by several economic and financial trends that were generally favorable for international equities. Shifting expectations toward easier Federal Reserve policy contributed to U.S. Dollar weakness, which tends to increase the translated returns of foreign securities for U.S.-based investors. Historically, a weaker U.S. Dollar has also tended to be especially helpful for emerging markets and other more cyclically sensitive parts of the global equity universe, since these markets are often closer to the edge of global liquidity conditions and can respond sharply to changes in U.S. monetary expectations, capital flows, and risk appetite. That easier-money and weaker-U.S. Dollar backdrop helped explain the broad strength in non-U.S. equities, but the Fund’s strongest areas were also tied to a more specific theme: the global artificial-intelligence and semiconductor cycle. The pattern also suggests that trade-war pressures did not fall evenly across the international market. Artificial Intelligence-related hardware and semiconductor supply chains have received more policy attention, carveouts, licensing flexibility, and strategic tolerance than many other categories of trade-exposed goods, which may have helped reinforce investor preference for Asian technology names even in a period of heightened trade tension.

Top Contributors
↑	Kioxia Holdings Corporation
↑	Samsung Electronics Co, Ltd.
↑	Zhen Ding Technology Holding Ltd

Top Detractors
↓	United Laboratories International Holdings Ltd
↓	Indokripto Koin Semesta Tbk PT
↓	Cogna Educacao SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident International Equity Strategy ETF NAV	36.29	13.33	10.68
Morningstar Global Markets ex-US	26.01	8.98	9.58
Vident Core Int’l Equity Index/Vident Int’l Equity Index	38.67	15.11	11.91
Morningstar Global Markets ex-US Large-Mid Cap	26.47	9.18	9.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
Net Assets	$ 459,506,427
Holdings Count | $ / shares	253
Advisory Fees Paid, Amount	$ 2,559,783
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$459,506,427
Number of Holdings	253
Net Advisory Fee	$2,559,783
Portfolio Turnover	68%
30-Day SEC Yield	2.68%
30-Day SEC Yield Unsubsidized	2.68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(%)*
Genius Electronic Optical Co. Ltd.	0.9%
GS Holdings Corp.	0.7%
Regis Resources Ltd.	0.7%
LG Electronics, Inc.	0.6%
Hyundai Marine & Fire Insurance Co. Ltd.	0.6%
Wan Hai Lines Ltd.	0.6%
Accenture PLC - Class A	0.6%
AP Moller - Maersk AS - Class B	0.6%
Aker ASA - Class A	0.6%
Taiwan Surface Mounting Technology Corp.	0.6%
Sector Breakdown (%)*

Top Ten Countries	(%)*
Taiwan	8.0%
South Korea	8.0%
Norway	6.6%
Denmark	5.9%
Canada	5.8%
Singapore	5.5%
Hong Kong	5.5%
Australia	4.8%
China	4.5%
Cash & Other	45.4%

Updated Prospectus Web Address	https://videntam.com/etf/vident-international-equity-strategy-etf/
Vident U.S. Bond Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Bond Strategy ETFTM
Class Name	Vident U.S. Bond Strategy ETFTM
Trading Symbol	VBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident U.S. Bond Strategy ETFTM for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-bond-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Bond Strategy ETFTM	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Bond Strategy ETF™ (the “Fund”) is an actively-managed fund that seeks current income and long-term capital appreciation. The Fund may invest in any core U.S. bond sector, including U.S. Treasuries, U.S. agency securities, mortgage-backed securities, and investment-grade corporate bonds, private credit collateralized loan obligations and collateralized mortgage obligations, as well as any non-core bond sector, such as high-yield corporate bonds (also known as “junk bonds”), Treasury Inflation-Protected Securities, private credit, and dollar-denominated international bonds.
The Fund’s positive performance was consistent with a fixed income environment shaped, on balance, by a shift toward expectations for easier Federal Reserve policy, though those expectations moved back and forth during the period as markets weighed competing economic signals. The shift toward easier policy was driven primarily by signs of cooling in the labor market, including weaker-than-expected employment reports and downward revisions to prior hiring data, along with evidence that growth had moderated while inflation, though still above the Federal Reserve’s target, was no longer accelerating in a way that clearly required further tightening. That backdrop tended to support the shorter and intermediate portions of the U.S. Treasury curve more directly, since those maturities are more closely tied to the expected path of the federal funds rate. The pattern of contributors and detractors below is broadly consistent with that environment: shorter-maturity U.S. Treasury positions were among the largest positive contributors, while longer-duration U.S. Treasury holdings detracted as the long end of the curve remained pressured by inflation, fiscal, and term-premium concerns. In general, the Fund performed as could reasonably be expected given its fixed income composition and the market conditions during the period.

Top Contributors
↑	United States Treasury Note/Bond (6 ⅛ 11/15/27)
↑	United States Treasury Note/Bond (0 ½ 05/31/27)
↑	Elect Global Investments Ltd. (HYSAN 7.2 PERP)

Top Detractors
↓	United States Treasury Note/Bond (4 ¾ 11/15/43)
↓	United States Treasury Note/Bond (4 ⅜ 08/15/43)
↓	United States Treasury Note/Bond (4 ⅝ 05/15/44)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Bond Strategy ETF NAV	2.27	-0.08	1.32
FTSE Broad Investment-Grade (BIG) Bond Index	1.90	-0.33	1.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
Net Assets	$ 523,002,217
Holdings Count | $ / shares	179
Advisory Fees Paid, Amount	$ 2,047,178
Investment Company Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$523,002,217
Number of Holdings	179
Net Advisory Fee	$2,047,178
Portfolio Turnover	272%
30-Day SEC Yield	4.87%
30-Day SEC Yield Unsubsidized	4.87%
Effective Duration	6.26 years
Average Credit Quality	A+/A

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(%)*
United States Treasury Note/Bond	41.1%
Federal National Mortgage Association	7.2%
Government National Mortgage Association	6.5%
Blue Owl Credit Income Corp.	2.9%
Tennessee Valley Authority	2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.2%
Athene Holding Ltd.	2.1%
PacifiCorp	1.9%
LYB International Finance III LLC	1.8%
Energy Transfer LP	1.7%
Sector Breakdown (%)*

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-bond-strategy-etf/
Vident U.S. Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Equity Strategy ETFTM
Class Name	Vident U.S. Equity Strategy ETFTM
Trading Symbol	VUSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident U.S. Equity Strategy ETFTM for the period of September 1, 2025 to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Equity Strategy ETFTM	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). The Index represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.
The period in question was characterized by several economic and financial trends. Policy uncertainty remained elevated, especially around trade and tariff policy, while economic growth continued to slow from the stronger pace of the previous cycle. At the same time, the consensus narrative shifted toward expectations of Federal Reserve easing, and those expectations were reflected in market behavior during the period. Easier monetary policy, or even the expectation of easier policy, tends to favor the more growth-oriented and speculative sectors and stocks in the market because lower expected rates raise the present value of future earnings and make investors more willing to pay for long-duration growth. What one would expect to see in such an environment is support for growth-oriented equities, especially technology and semiconductor companies with direct exposure to Artificial Intelligence (“AI”)-related capital spending. Semiconductor and AI-related companies were among the leading contributors and best performers. That appears to have been less an undifferentiated “technology” rally than a more specific AI-infrastructure rally: companies tied to wafer-fabrication equipment, high-bandwidth memory, storage, and AI accelerators benefited from the market’s willingness to fund the physical buildout of AI capacity. The Fund’s results support a more discriminating version of the AI thesis: AI did not lift all technology companies together. It rewarded the companies supplying the picks and shovels of AI infrastructure while creating valuation and business-model pressure for software, SaaS, and platform companies whose economics may be disrupted by AI adoption.

Top Contributors
↑	Lam Research Corp.
↑	Micron Technology, Inc.
↑	Seagate Technology Holdings PLC

Top Detractors
↓	Oracle Corp.
↓	ServiceNow, Inc.
↓	Meta Platforms Inc. - Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Equity Strategy ETF NAV	14.04	11.58	12.00
S&P 500 TR	20.38	12.79	15.37
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index	14.63	13.55	13.11
Morningstar US Market TR	20.07	11.91	14.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
Net Assets	$ 686,634,574
Holdings Count | $ / shares	123
Advisory Fees Paid, Amount	$ 3,254,452
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$686,634,574
Number of Holdings	123
Net Advisory Fee	$3,254,452
Portfolio Turnover	54%
30-Day SEC Yield	0.31%
30-Day SEC Yield Unsubsidized	0.31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(%)*
Micron Technology, Inc.	3.3%
Alphabet, Inc. - Class A	3.0%
Eli Lilly & Co.	2.9%
NVIDIA Corp.	2.6%
Microsoft Corp.	2.6%
Broadcom, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.6%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
Visa, Inc. - Class A	2.5%
Sector Breakdown (%)*

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-strategy-etf/